Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
AutoLotto, Inc. [Member]
Income Taxes [Line Items]
Income Taxes

10.    Income Taxes

The Company did not record any income tax expense or benefit for the three and nine months ended September 30, 2021 or 2020. Management increased the valuation allowance and reduced the net deferred tax assets to zero. The assessment of the realization of the deferred tax assets has not changed, and, as a result, management continues to maintain a full valuation allowance for the net deferred assets as of September 30, 2021 and 2020.

As of September 30, 2021, the Company did not have any unrecognized tax benefits. There were no significant changes to the calculation since December 31, 2020.

10.    Income Taxes

Income tax expense (benefit) was as follows:

	2020	2019
Current Expense
Federal	—	—
State	—	—
Deferred Expense
Federal	(634,276)	(1,912,012)
State	—	—
Change in Valuation Allowance	634,276	1,912,012
Total	—	—

Effective tax rates applied to income before income taxes as follows:

	2020	2019
Taxes at Statutory Rate (21%)	(993,725)	(2,074,756)
Change in Valuation Allowance	634,276	1,921,012
Permanent Differences	359,450	153,728
Other	—	17
Income Taxes	—	—

Year-end deferred tax assets and liabilities were due to the following:

	2020	2019
Deferred Tax Assets
R&D Tax Credit	19,540	19,540
Fixed Assets	217,288	95,151
Charitable Contribution C/F	105,000	—
Net Operating Losses	12,916,634	12,509,493
Total	13,258,462	12,624,184

Deferred Tax Liabilities
Fixed Assets	—	—
Total	—	—

Valuation Allowance	(13,258,462)	(12,624,184)

Net Deferred Tax Asset	—	—

Realization of deferred tax assets associated with the net operating loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance to reflect management’s estimate of the temporary deductible differences that may expire prior to their utilization has been recorded at year-end.

As of December 31, 2020, the Company had federal net operating loss carry forwards of approximately $61.5 million which expire at various dates from 2035 to indefinite expiration pursuant to the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). Specifically, $37.8 million of the net operating loss carry forward is subject to indefinite carry forward under the CARES Act. The net operating loss carry forwards will be subject to IRC 382 limitations.